Annual Total Returns (Bar Chart) (Invesco V.I. Government Securities Fund, Series II shares, Invesco V.I. Government Securities Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Government Securities Fund | Series II shares, Invesco V.I. Government Securities Fund
Annual Total Returns
'01	6.13%
'02	9.25%
'03	0.93%
'04	2.27%
'05	1.41%
'06	3.28%
'07	6.11%
'08	11.98%
'09	(0.26%)
'10	5.10%